Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

Prudential Investment Portfolios 2

PGIM Quant Solutions Commodity Strategies Fund

Prudential Investment Portfolios 3

PGIM Real Assets Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

(each, a "Fund" and collectively the "Funds")

Supplement dated November 7, 2023

to each Fund's Currently Effective Summary Prospectus, Prospectus and

Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund's Summary Prospectus, Prospectus and SAI, as applicable, and retain it for future reference.

Effective immediately, Mr. Edward L. Campbell, CFA, is no longer a portfolio manager to the Funds.

To reflect this change, all references and information pertaining to Mr. Campbell are hereby removed from each Fund's Summary Prospectus, Prospectus and SAI effective immediately.

LR1459